FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments And Fair Value Measurement [Abstract]
Disclosure of financial assets
Financial assets and liabilities by category

At December 31, 2018	Amortized cost	FVTPL	FVTOCI	Total
	$	$	$	$
Financial assets
Cash and cash equivalents (note 4)	—	419,212	—	419,212
Trade receivables (1) (note 5)	—	11,287	—	11,287
Marketable securities (note 6)	—	—	29,542	29,542
Other financial assets (note 8)	25,172	3,711	—	28,883
Total financial assets	25,172	434,210	29,542	488,924

Financial liabilities
Trade and other payables	54,118	15,885	—	70,003
Non-current portion of debt (note 14(a))	247,551	—	—	247,551
Total financial liabilities	301,669	15,885	—	317,554

At December 31, 2017	Amortized cost	FVTPL	FVTOCI	Total
	$	$	$	$
Financial assets
Cash and cash equivalents (note 4)	—	459,864	—	459,864
Trade receivables (1) (note 5)	—	14,848	—	14,848
Marketable securities (note 6)	—	—	114,001	114,001
Other financial assets (note 8)	14,773	7,626	—	22,399
Total financial assets	14,773	482,338	114,001	611,112

Financial liabilities
Trade and other payables	45,759	10,009	—	55,768
Non-current portion of debt (note 14(a))	233,180	—	—	233,180
Total financial liabilities	278,939	10,009	—	288,948

(1)	Certain trade receivables are classified as FVTPL due to the derivative identified through provisional pricing arrangements discussed in note 2(f).

Disclosure of financial liabilities
Financial assets and liabilities by category

At December 31, 2018	Amortized cost	FVTPL	FVTOCI	Total
	$	$	$	$
Financial assets
Cash and cash equivalents (note 4)	—	419,212	—	419,212
Trade receivables (1) (note 5)	—	11,287	—	11,287
Marketable securities (note 6)	—	—	29,542	29,542
Other financial assets (note 8)	25,172	3,711	—	28,883
Total financial assets	25,172	434,210	29,542	488,924

Financial liabilities
Trade and other payables	54,118	15,885	—	70,003
Non-current portion of debt (note 14(a))	247,551	—	—	247,551
Total financial liabilities	301,669	15,885	—	317,554

At December 31, 2017	Amortized cost	FVTPL	FVTOCI	Total
	$	$	$	$
Financial assets
Cash and cash equivalents (note 4)	—	459,864	—	459,864
Trade receivables (1) (note 5)	—	14,848	—	14,848
Marketable securities (note 6)	—	—	114,001	114,001
Other financial assets (note 8)	14,773	7,626	—	22,399
Total financial assets	14,773	482,338	114,001	611,112

Financial liabilities
Trade and other payables	45,759	10,009	—	55,768
Non-current portion of debt (note 14(a))	233,180	—	—	233,180
Total financial liabilities	278,939	10,009	—	288,948

(1)	Certain trade receivables are classified as FVTPL due to the derivative identified through provisional pricing arrangements discussed in note 2(f).

Disclosure of fair value of financial instruments
Fair value of financial instruments

	December 31, 2018		December 31, 2017
	Carrying value	Fair value	Carrying value	Fair value
	$	$	$	$
Trade receivables	11,287	11,287	14,848	14,848
Marketable securities (note 6)	29,542	29,542	114,001	114,001
Other financial assets (note 8)	28,883	28,883	22,399	22,399
Non-current portion of debt (note 14(a)) (1)	(247,551)	(263,675)	(233,180)	(259,578)
	(177,839)	(193,963)	(81,932)	(108,330)

(1)The fair value of the Notes includes both the debt and equity components.

Disclosure of fair value hierarchy
Assets and liabilities that are held at fair value are categorized based on a valuation hierarchy which is determined by the valuation methodology utilized:

	Fair value at December 31, 2018
	Quoted prices in active market (1)	Significant other observable inputs (2)	Significant unobservable inputs (3)	Total
	$	$	$	$
Recurring measurements
Trade receivables	—	11,287	—	11,287
Marketable securities (note 6)	29,542	—	—	29,542
Other financial assets	—	—	3,711	3,711
Accrued liabilities	—	(16,649)	—	(16,649)
	29,542	(5,362)	3,711	27,891

Fair values disclosed
Convertible notes	(263,675)	—	—	(263,675)
	(263,675)	—	—	(263,675)

23.	FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Continued)

	Fair value at December 31, 2017
	Quoted prices in active market (1)	Significant other observable inputs (2)	Significant unobservable inputs (3)	Total
	$	$	$	$
Recurring measurements
Trade receivables	—	14,848	—	14,848
Marketable securities (note 6)	114,001	—	—	114,001
Other financial assets	—	—	6,338	6,338
Derivative assets	—	1,287	—	1,287
Accrued liabilities	—	(10,009)	—	(10,009)
	114,001	6,126	6,338	126,465

Non-recurring measurement
Deferred consideration	—	—	7,399	7,399
	—	—	7,399	7,399

Fair values disclosed
Convertible notes	(259,578)	—	—	(259,578)
	(259,578)	—	—	(259,578)

(1) Marketable securities of publicly quoted companies, consisting of FVTOCI investments are valued using a market approach based upon unadjusted quoted prices in an active market obtained from securities exchanges. The fair value disclosed for our Notes is also included in Level 1, as the basis of valuation uses a quoted price in an active market.

(2) Trade receivables from provisional invoices are included in Level 2 as the basis of valuation uses quoted commodity forward prices. Accrued liabilities relating to DSUs, RSUs, and PSUs and derivative assets and liabilities are included in Level 2 as the basis of valuation uses quoted prices in active markets.

(3) Certain items of deferred consideration from the sale of exploration and evaluation assets (note 8) is included in Level 3, as certain assumptions used in the calculation of the fair value are not based on observable market data as detailed in note 2(r)(v). During the year ended December 31, 2018, we transferred $nil from Level 3 to Level 1. During 2017, we transferred $2,057,000 from Level 3 to Level 1 following the reverse take-over ("RTO") of Huayra Minerals Corporation ("HMC") the shares of a previously private company that we classified as Level 3 became publicly traded as AbraPlata Resource Corp. and the fair value is now based upon observable market data (note 8).